UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 100.09%

Aerospace & Defense 1.47%

Precision Castparts Corp.	6,823	$876
United Technologies Corp.	26,062	1,953

Total		2,829

Air Freight & Logistics 1.03%

United Parcel Service, Inc. Class B	28,529	1,973

Auto Components 0.52%

Gentex Corp.	46,591	1,001

Automobiles 0.48%

Thor Industries, Inc.	25,837	923

Beverages 1.60%

PepsiCo, Inc.	47,053	3,069

Biotechnology 4.51%

Alexion Pharmaceuticals, Inc.*	20,570	1,129
Amgen, Inc.*	22,967	1,317
Celgene Corp.*	23,560	1,460
Dendreon Corp.*	29,800	1,616
Human Genome Sciences, Inc.*	48,230	1,335
United Therapeutics Corp.*	18,026	1,026
Vertex Pharmaceuticals, Inc.*	20,172	782

Total		8,665

Capital Markets 2.53%

BlackRock, Inc.	4,735	871
Charles Schwab Corp. (The)	44,684	862
Franklin Resources, Inc.	10,000	1,156
Goldman Sachs Group, Inc. (The)	6,976	1,013
Morgan Stanley	31,898	964

Total		4,866

Chemicals 2.54%

Albemarle Corp.	48,508	2,215
Celanese Corp. Series A	29,694	950
FMC Corp.	18,857	1,200
Olin Corp.	24,820	521

Total		4,886

Commercial Banks 4.20%

Fifth Third Bancorp	86,423	1,289
KeyCorp	217,568	1,962
PNC Financial Services Group, Inc. (The)	20,346	1,367
Regions Financial Corp.	154,633	1,367
SunTrust Banks, Inc.	42,017	1,244
Wells Fargo & Co.	25,595	847

Total		8,076

Communications Equipment 4.63%

Cisco Systems, Inc.*	236,270	6,360
Juniper Networks, Inc.*	37,636	1,069
QUALCOMM, Inc.	38,066	1,475

Total		8,904

Computers & Peripherals 10.01%

Apple, Inc.*	39,267	10,253
EMC Corp.*	59,944	1,140
Hewlett-Packard Co.	98,023	5,094
International Business Machines Corp.	10,266	1,324
NetApp, Inc.*	41,576	1,441

Total		19,252

Consumer Finance 0.65%

Capital One Financial Corp.	28,757	1,248

Diversified Consumer Services 0.71%

DeVry, Inc.	21,779	1,359

Diversified Financial Services 1.35%

Bank of America Corp.	145,268	2,590

Electrical Equipment 0.55%

Rockwell Automation, Inc.	17,380	1,055

Electronic Equipment, Instruments & Components 1.60%

Amphenol Corp. Class A	22,141	1,023
Avnet, Inc.*	27,479	879
Itron, Inc.*	14,814	1,179

Total		3,081

Energy Equipment & Services 1.87%

Atwood Oceanics, Inc.*	29,812	1,085
Cameron International Corp.*	13,094	517
FMC Technologies, Inc.*	12,416	840
Schlumberger Ltd.	16,277	1,163

Total		3,605

Food & Staples Retailing 2.16%

Costco Wholesale Corp.	16,504	975
Wal-Mart Stores, Inc.	29,390	1,577
Walgreen Co.	45,358	1,594

Total		4,146

Health Care Equipment & Supplies 1.25%

Edwards Lifesciences Corp.*	11,538	1,189
ResMed, Inc.*	17,850	1,221

Total		2,410

Health Care Providers & Services 3.09%

AmerisourceBergen Corp.	39,017	1,204
CIGNA Corp.	21,111	677
Express Scripts, Inc.*	20,514	2,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2010

Investments	Shares	Value (000)
Health Care Providers & Services (continued)

Medco Health Solutions, Inc.*	17,132	$1,009
Universal Health Services, Inc. Class B	27,036	1,004

Total		5,948

Health Care Technology 0.49%

Cerner Corp.*	11,062	939

Hotels, Restaurants & Leisure 4.39%

International Game Technology	54,038	1,139
Marriott International, Inc. Class A	40,129	1,475
MGM Mirage*	77,064	1,225
Panera Bread Co. Class A*	15,123	1,179
Royal Caribbean Cruises Ltd.*	23,325	836
Starbucks Corp.	29,340	762
Starwood Hotels & Resorts Worldwide, Inc.	33,330	1,817

Total		8,433

Household Products 1.58%

Colgate-Palmolive Co.	17,942	1,509
Procter & Gamble Co. (The)	24,622	1,531

Total		3,040

Information Technology Services 1.32%

MasterCard, Inc. Class A	4,450	1,104
Visa, Inc. Class A	15,860	1,431

Total		2,535

Insurance 0.72%

Prudential Financial, Inc.	21,936	1,394

Internet & Catalog Retail 0.85%

Amazon.com, Inc.*	11,918	1,633

Internet Software & Services 3.21%

Akamai Technologies, Inc.*	29,976	1,164
Equinix, Inc.*	12,894	1,298
Google, Inc. Class A*	7,072	3,716

Total		6,178

Life Sciences Tools & Services 0.90%

Life Technologies Corp.*	10,641	582
PAREXEL International Corp.*	48,998	1,155

Total		1,737

Machinery 2.40%

Caterpillar, Inc.	21,740	1,480
Deere & Co.	16,346	978
Kennametal, Inc.	37,909	1,246
Pall Corp.	23,318	909

Total		4,613

Media 1.95%

DreamWorks Animation SKG, Inc. Class A*	20,129	799
Lamar Advertising Co. Class A*	49,202	1,831
Walt Disney Co. (The)	30,178	1,112

Total		3,742

Metals & Mining 1.90%

Freeport-McMoRan Copper & Gold, Inc.	18,512	1,398
Newmont Mining Corp.	15,153	850
United States Steel Corp.	25,606	1,400

Total		3,648

Multi-Line Retail 2.37%

J.C. Penney Co., Inc.	21,794	636
Nordstrom, Inc.	32,583	1,347
Target Corp.	45,185	2,570

Total		4,553

Oil, Gas & Consumable Fuels 2.91%

Continental Resources, Inc.*	29,799	1,465
EOG Resources, Inc.	10,100	1,132
Peabody Energy Corp.	22,990	1,074
Pioneer Natural Resources Co.	12,510	802
Range Resources Corp.	15,623	746
Southwestern Energy Co.*	9,372	372

Total		5,591

Pharmaceuticals 2.54%

Abbott Laboratories	29,614	1,515
Amylin Pharmaceuticals, Inc.*	24,849	513
Warner Chilcott plc Class A (Ireland)*(a)	45,091	1,279
Watson Pharmaceuticals, Inc.*	36,890	1,580

Total		4,887

Professional Services 1.63%

Monster Worldwide, Inc.*	106,521	1,857
Robert Half International, Inc.	46,347	1,269

Total		3,126

Road & Rail 3.15%

J.B. Hunt Transport Services, Inc.	34,486	1,271
Kansas City Southern*	58,148	2,358
Union Pacific Corp.	32,000	2,421

Total		6,050

Semiconductors & Semiconductor Equipment 5.86%

Altera Corp.	37,782	958
Broadcom Corp. Class A	48,353	1,668
Cree, Inc.*	17,692	1,295
Cypress Semiconductor Corp.*	90,494	1,166
Intel Corp.	81,353	1,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2010

Investments	Shares	Value (000)

Semiconductors & Semiconductor Equipment (continued)

Lam Research Corp.*	31,608	$1,282
Marvell Technology Group Ltd.*	34,000	702
NVIDIA Corp.*	34,466	542
PMC-Sierra, Inc.*	108,340	959
Silicon Laboratories, Inc.*	17,516	847

Total		11,276

Software 6.23%

Adobe Systems, Inc.*	18,747	630
Microsoft Corp.	127,480	3,893
Nuance Communications, Inc.*	75,735	1,384
Oracle Corp.	86,197	2,227
Rovi Corp.*	33,486	1,305
SuccessFactors, Inc.*	48,876	1,023
VMware, Inc. Class A*	24,582	1,515

Total		11,977

Specialty Retail 5.14%

Abercrombie & Fitch Co. Class A	29,156	1,275
American Eagle Outfitters, Inc.	52,182	877
Bed Bath & Beyond, Inc.*	29,755	1,368
Dress Barn, Inc. (The)*	28,428	787
Limited Brands, Inc.	92,937	2,491
O’Reilly Automotive, Inc.*	16,397	802
Staples, Inc.	49,704	1,170
Urban Outfitters, Inc.*	29,832	1,119

Total		9,889

Textiles, Apparel & Luxury Goods 2.51%

Coach, Inc.	30,000	1,253
NIKE, Inc. Class B	13,102	995
Phillips-Van Heusen Corp.	25,494	1,606
Skechers USA, Inc. Class A*	25,512	978

Total		4,832

Tobacco 0.75%

Philip Morris International, Inc.	29,482	1,447

Wireless Telecommunication Services 0.54%

Crown Castle International Corp.*	27,688	1,048

Total Investments in Common Stocks 100.09% (cost $147,783,025)		192,454

Liabilities in Excess of Other Assets (0.09%)		(175)

Net Assets 100.00%		$192,279

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$192,454	$—	$—	$192,454

Total	$192,454	$—	$—	$192,454

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$153,538,456

Gross unrealized gain	39,327,170
Gross unrealized loss	(411,884)

Net unrealized security gain	$38,915,286

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010